Assets Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 14, 2025	Jun. 30, 2026	Dec. 31, 2025
Extractive Industries Rollforward [Abstract]
Opening balance		$ 1,228,129	$ 2,261,197
Transferred from vessels and equipment, net and other current assets			76,270
Additions			662,092
Interest costs capitalized			95,399
Reimbursement of capital spares invoiced to bp at COD			(43,152)
Derecognition on commencement of sales-type lease (note 5)			(1,823,677)
Closing balance		1,430,685	1,228,129
FLNG Esperanza
Extractive Industries Rollforward [Abstract]
Opening balance		1,228,129	498,565
Transferred from vessels and equipment, net and other current assets	$ 76,300	0	76,270
Additions		162,294	596,711
Interest costs capitalized		40,262	56,583
Reimbursement of capital spares invoiced to bp at COD		0	0
Derecognition on commencement of sales-type lease (note 5)		0	0
Closing balance		1,430,685	1,228,129
FLNG Gimi
Extractive Industries Rollforward [Abstract]
Opening balance		$ 0	1,762,632
Transferred from vessels and equipment, net and other current assets			0
Additions			65,381
Interest costs capitalized			38,816
Reimbursement of capital spares invoiced to bp at COD			(43,152)
Derecognition on commencement of sales-type lease (note 5)			(1,823,677)
Closing balance			$ 0